UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number:  811-01236

DWS Market Trust
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154
(Address of principal executive offices)  (Zip code)

Paul Schubert
60 Wall Street
New York, NY 10005
(Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 250-3220

Date of fiscal year end:  8/31

Date of reporting period:  11/30/2013

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of November 30, 2013 (Unaudited)

DWS Diversified Market Neutral Fund
	Shares	Value ($)
Long Positions 96.2%
Common Stocks 86.1%
Consumer Discretionary 12.7%
Auto Components 1.0%
BorgWarner, Inc. (a)	9,450	1,012,757
Delphi Automotive PLC (a)	18,100	1,059,755
Denso Corp.	31,300	1,569,978

		3,642,490
Automobiles 1.0%
Mazda Motor Corp.*	443,000	2,040,955
Suzuki Motor Corp.	52,400	1,348,206

		3,389,161
Hotels, Restaurants & Leisure 1.8%
Betfair Group PLC	80,000	1,365,539
Papa John's International, Inc. (a)	16,350	1,387,706
Thomas Cook Group PLC*	675,000	1,915,314
TUI Travel PLC	300,000	1,802,932

		6,471,491
Household Durables 0.5%
Pulte Group, Inc.	18,427	345,691
Sekisui House Ltd.	109,000	1,505,920

		1,851,611
Internet & Catalog Retail 1.0%
Amazon.com, Inc.*	4,350	1,712,247
Expedia, Inc.	4,012	255,524
Priceline.com, Inc.* (a)	1,242	1,480,874

		3,448,645
Leisure Equipment & Products 0.1%
Sega Sammy Holdings, Inc.	16,600	438,003
Media 3.7%
Cablevision Systems Corp. (New York Group) "A"	19,046	319,401
CBS Corp. "B" (a)	20,750	1,215,120
DIRECTV*	47,222	3,121,847
Fuji Media Holdings, Inc.	179,300	3,658,379
ITV PLC	486,235	1,511,869
Omnicom Group, Inc.	42,789	3,057,274

		12,883,890
Multiline Retail 0.2%
Don Quijote Co., Ltd.	11,500	705,106
Specialty Retail 2.0%
Baoxin Auto Group Ltd.	867,500	806,691
Bed Bath & Beyond, Inc.* (a)	15,150	1,182,154
Best Buy Co., Inc.	12,314	499,333
CarMax, Inc.*	6,180	311,163
L Brands, Inc. (a)	20,125	1,307,924
O'Reilly Automotive, Inc.*	20,100	2,511,696
Tiffany & Co.	5,262	469,055

		7,088,016
Textiles, Apparel & Luxury Goods 1.4%
Kering	2,690	596,426
Pandora AS	59,166	3,057,807
PVH Corp. (a)	9,300	1,245,456

		4,899,689
Consumer Staples 5.0%
Beverages 1.1%
Dr. Pepper Snapple Group, Inc.	40,461	1,952,648
PepsiCo, Inc.	13,050	1,102,203
Treasury Wine Estates Ltd.	162,071	724,472

		3,779,323
Food & Staples Retailing 2.8%
CVS Caremark Corp.	51,754	3,465,448
Kroger Co.	71,947	3,003,787
Rite Aid Corp.*	88,210	522,203
Seven & I Holdings Co., Ltd.	44,800	1,651,420
Walgreen Co. (a)	19,380	1,147,296

		9,790,154
Household Products 0.6%
Energizer Holdings, Inc.	19,991	2,206,007
Tobacco 0.5%
Japan Tobacco, Inc.	51,500	1,741,939
Energy 6.1%
Energy Equipment & Services 1.4%
Baker Hughes, Inc.	7,319	416,890
Halliburton Co. (a)	28,570	1,505,068
Nabors Industries Ltd.	21,441	354,849
National Oilwell Varco, Inc. (a)	14,250	1,161,375
Schlumberger Ltd. (a)	17,000	1,503,140

		4,941,322
Oil, Gas & Consumable Fuels 4.7%
Apache Corp. (a)	20,480	1,873,715
Chevron Corp.	33,515	4,103,577
ConocoPhillips	48,149	3,505,247
CONSOL Energy, Inc.	52,854	1,880,545
INPEX Corp.	112,000	1,300,477
Kinder Morgan, Inc.	11,370	404,090
Marathon Petroleum Corp.	6,203	513,236
Occidental Petroleum Corp. (a)	12,500	1,187,000
Total SA	20,631	1,248,361
Williams Companies, Inc.	8,706	306,625

		16,322,873
Financials 20.2%
Capital Markets 5.0%
Ameriprise Financial, Inc.	15,000	1,623,750
BlackRock, Inc.	2,103	636,683
CITIC Securities Co., Ltd. "H"	233,500	597,831
Daiwa Securities Group, Inc.	114,000	1,109,493
FXCM, Inc. "A"	48,340	805,345
Invesco Ltd.	136,333	4,751,205
kabu.com Securities Co., Ltd.	248,900	1,406,977
Nomura Holdings, Inc. (ADR)	281,600	2,247,168
The Charles Schwab Corp. (a)	27,300	668,304
The Goldman Sachs Group, Inc.	20,939	3,537,435

		17,384,191
Commercial Banks 7.6%
CaixaBank SA	298,469	1,509,768
China Construction Bank Corp. "H"	3,589,000	2,923,229
Dah Sing Banking Group Ltd.	614,400	1,131,727
DBS Group Holdings Ltd.	97,000	1,328,854
DNB ASA	78,000	1,374,989
Hanmi Financial Corp. (a)	117,700	2,419,912
KBC Groep NV	22,290	1,267,620
Mizuho Financial Group, Inc.	691,100	1,452,524
National Australia Bank Ltd.	45,500	1,432,103
Nordea Bank AB	201,742	2,604,347
Societe Generale SA	18,800	1,077,319
Sumitomo Mitsui Financial Group, Inc.	82,600	4,092,006
U.S. Bancorp.	14,953	586,457
Wells Fargo & Co.	37,250	1,639,745
Wing Hang Bank Ltd.	108,000	1,600,617

		26,441,217
Diversified Financial Services 1.6%
Citigroup, Inc.	75,999	4,021,867
CME Group, Inc.	4,669	382,625
Interactive Brokers Group, Inc. "A" (a)	45,610	1,106,042

		5,510,534
Insurance 2.7%
AIA Group Ltd.	278,600	1,409,450
Allstate Corp.	14,241	772,859
Amtrust Financial Services, Inc. (a)	27,970	1,169,426
Employers Holdings, Inc.	21,830	712,531
Legal & General Group PLC	430,425	1,506,409
Ping An Insurance Group Co. of China Ltd. "H"	105,500	989,811
Prudential Financial, Inc.	3,762	333,915
Resolution Ltd.	240,000	1,343,538
T&D Holdings, Inc.	91,100	1,206,559

		9,444,498
Real Estate Management & Development 2.8%
CBRE Group, Inc. "A"*	14,802	358,800
Cheung Kong (Holdings) Ltd.	95,000	1,499,187
China South City Holdings Ltd.	2,310,000	575,023
Grainger PLC	550,000	1,806,879
Howard Hughes Corp.* (a)	7,060	805,687
Mitsui Fudosan Co., Ltd.	67,000	2,277,205
Sumitomo Realty & Development Co., Ltd.	24,000	1,140,066
Tokyo Tatemono Co., Ltd.	144,000	1,425,884

		9,888,731
Thrifts & Mortgage Finance 0.5%
Paragon Group of Companies PLC	325,000	1,835,003
Health Care 11.5%
Biotechnology 4.4%
Alexion Pharmaceuticals, Inc.* (a)	12,070	1,502,715
Amarin Corp. PLC (ADR)*	82,600	150,332
BioMarin Pharmaceutical, Inc.* (a)	10,810	760,808
Celgene Corp.*	5,400	873,558
Celldex Therapeutics, Inc.*	3,070	85,223
Cubist Pharmaceuticals, Inc.*	20,340	1,393,493
Gilead Sciences, Inc.*	49,774	3,723,593
Medivation, Inc.* (a)	27,280	1,718,913
Regeneron Pharmaceuticals, Inc.*	9,165	2,693,227
Vertex Pharmaceuticals, Inc.*	36,242	2,515,920

		15,417,782
Health Care Providers & Services 1.7%
Catamaran Corp.*	37,500	1,711,125
CIGNA Corp.	4,615	403,582
Express Scripts Holding Co.* (a)	56,720	3,820,092

		5,934,799
Life Sciences Tools & Services 1.3%
Agilent Technologies, Inc. (a)	26,980	1,445,319
Bruker Corp.* (a)	89,610	1,733,057
Thermo Fisher Scientific, Inc. (a)	14,240	1,436,104

		4,614,480
Pharmaceuticals 4.1%
AbbVie, Inc. (a)	19,170	928,787
Actavis PLC*	7,820	1,275,207
Allergan, Inc. (a)	9,940	964,677
Johnson & Johnson	19,850	1,879,001
Novartis AG (Registered)	23,327	1,840,739
Pfizer, Inc. (a)	39,000	1,237,470
Roche Holding AG (ADR)	42,072	2,947,144
Shire PLC	50,000	2,266,232
Valeant Pharmaceuticals International, Inc.*	9,400	1,030,522

		14,369,779
Industrials 9.4%
Aerospace & Defense 1.7%
Astronics Corp.*	15,940	833,502
Exelis, Inc.	165,083	2,917,017
Finmeccanica SpA*	238,800	1,728,614
Spirit Aerosystems Holdings, Inc. "A"*	11,359	370,758

		5,849,891
Air Freight & Logistics 0.6%
Expeditors International of Washington, Inc.	7,147	310,466
FedEx Corp. (a)	11,710	1,624,177

		1,934,643
Building Products 0.4%
Fortune Brands Home & Security, Inc. (a)	29,900	1,303,640
Commercial Services & Supplies 0.7%
Nissha Printing Co., Ltd.*	59,200	974,871
Shanks Group PLC	671,700	1,186,664
Stericycle, Inc.*	3,800	446,424

		2,607,959
Electrical Equipment 0.5%
Regal-Beloit Corp.	11,140	819,681
Roper Industries, Inc.	2,300	298,310
Schneider Electric SA	5,860	494,509

		1,612,500
Industrial Conglomerates 0.4%
Danaher Corp.	16,450	1,230,460
Machinery 1.9%
Cummins, Inc. (a)	11,701	1,548,744
Dover Corp.	3,547	321,855
Parker Hannifin Corp. (a)	10,740	1,265,601
Pentair Ltd. (Registered)	17,600	1,244,672
Scania AB "B"	32,100	635,408
Senior PLC	370,025	1,752,298

		6,768,578
Professional Services 0.8%
Adecco SA (Registered)*	10,840	832,355
Manpowergroup, Inc.	14,190	1,134,207
Towers Watson & Co. "A"	3,386	381,264
Verisk Analytics, Inc. "A"*	4,783	311,421

		2,659,247
Road & Rail 1.6%
CSX Corp.	14,058	383,362
Genesee & Wyoming, Inc. "A"* (a)	8,670	834,054
Kansas City Southern	3,626	438,819
Norfolk Southern Corp.	5,415	474,841
Union Pacific Corp.	21,237	3,441,243

		5,572,319
Trading Companies & Distributors 0.8%
MRC Global, Inc.* (a)	66,240	2,026,281
Ramirent OYJ	59,400	769,449

		2,795,730
Information Technology 15.7%
Communications Equipment 1.8%
Juniper Networks, Inc.*	49,330	999,919
QUALCOMM, Inc. (a)	55,347	4,072,432
Telefonaktiebolaget LM Ericsson "B"	100,002	1,250,558

		6,322,909
Computers & Peripherals 1.1%
SanDisk Corp.	42,865	2,921,250
Seagate Technology PLC	7,437	364,710
Western Digital Corp.	6,449	483,933

		3,769,893
Electronic Equipment, Instruments & Components 3.1%
CUI Global, Inc.*	22,802	143,425
FUJIFILM Holdings Corp.	64,500	1,764,139
Hitachi Ltd.	215,000	1,581,877
InvenSense, Inc.* (a)	76,400	1,320,956
Oki Electric Industry Co., Ltd.*	338,000	786,155
Omron Corp.	23,900	984,571
Spectris PLC	35,000	1,393,309
Taiyo Yuden Co., Ltd.	79,400	1,019,298
TDK Corp.	20,100	939,504
TE Connectivity Ltd. (a)	14,870	783,946

		10,717,180
Internet Software & Services 3.2%
Baidu, Inc. (ADR)* (a)	12,700	2,115,439
Blucora, Inc.*	52,800	1,535,424
eBay, Inc.* (a)	87,050	4,397,766
Facebook, Inc. "A"* (a)	23,400	1,100,034
Google, Inc. "A"* (a)	1,150	1,218,528
Move, Inc.* (a)	54,150	836,618

		11,203,809
IT Services 2.2%
Accenture PLC "A"	40,977	3,174,488
Fiserv, Inc.*	6,990	768,131
Fujitsu Ltd.*	347,000	1,618,090
Nihon Unisys Ltd.	170,000	1,462,343
Total System Services, Inc.	25,900	804,195

		7,827,247
Semiconductors & Semiconductor Equipment 2.6%
Applied Micro Circuits Corp.*	23,720	297,686
Cavium, Inc.* (a)	23,730	859,026
Lam Research Corp.*	9,150	476,807
LSI Corp.	207,700	1,676,139
Microchip Technology, Inc.	52,024	2,252,119
Monolithic Power Systems, Inc. (a)	34,650	1,157,310
Nuflare Technology Inc.	2,800	347,787
NXP Semiconductor NV* (a)	34,800	1,479,000
Seoul Semiconductor Co., Ltd.	13,819	544,980

		9,090,854
Software 1.7%
CA, Inc.	11,992	395,736
Citrix Systems, Inc.* (a)	16,000	949,120
FactSet Research Systems, Inc.	3,841	434,033
Guidewire Software, Inc.* (a)	23,270	1,110,677
Microsoft Corp. (a)	21,150	806,450
Oracle Corp.	9,243	326,185
Red Hat, Inc.*	6,761	316,753
ServiceNow, Inc.* (a)	22,650	1,202,941
VMware, Inc. "A"*	4,138	333,647

		5,875,542
Materials 2.2%
Chemicals 0.6%
Ashland, Inc. (a)	10,130	922,641
Praxair, Inc. (a)	9,520	1,201,995

		2,124,636
Containers & Packaging 0.5%
DS Smith PLC	320,000	1,597,504
Metals & Mining 1.1%
Alcoa, Inc.	311,891	2,997,272
Reliance Steel & Aluminum Co.	4,890	359,562
United States Steel Corp.	16,014	429,335

		3,786,169
Telecommunication Services 2.4%
Diversified Telecommunication Services 1.6%
Nippon Telegraph & Telephone Corp.	23,900	1,200,770
Verizon Communications, Inc.	11,823	586,657
Windstream Holdings, Inc.	248,062	2,001,861
Ziggo NV	39,221	1,677,926

		5,467,214
Wireless Telecommunication Services 0.8%
DiGi.Com Bhd.	402,200	607,831
KDDI Corp.	23,600	1,484,049
SBA Communications Corp. "A"*	10,100	860,217

		2,952,097
Utilities 0.9%
Electric Utilities 0.1%
Pinnacle West Capital Corp.	5,994	319,840
Gas Utilities 0.1%
UGI Corp.	10,244	412,423
Multi-Utilities 0.7%
CenterPoint Energy, Inc.	14,380	336,924
CMS Energy Corp.	11,650	309,191
Wisconsin Energy Corp.	42,008	1,754,674

		2,400,789

Total Common Stocks (Cost $279,198,436)		300,643,807
Rights 0.0%
Financials
CaixaBank SA, Expiration Date 12/10/2013* (Cost $20,177)	298,469	21,895
Cash Equivalents 10.1%
Central Cash Management Fund, 0.07% (b) (Cost $35,306,380)	35,306,380	35,306,380

	% of Net Assets	Value ($)

Total Long Positions (Cost $314,524,993) †	96.2	335,972,082
Other Assets and Liabilities, Net	44.9	156,579,465
Securities Sold Short	(41.1)	(143,479,881)

Net Assets	100.0	349,071,666

†
The cost for federal income tax purposes was $314,647,981.  At November 30, 2013, net unrealized appreciation for all securities based on tax cost was $21,324,101.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $23,905,960 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $2,581,859.

	Shares	Value ($)
Common Stocks Sold Short 40.6%
Consumer Discretionary 4.7%
Auto Components 0.3%
Goodyear Tire & Rubber Co.	10,200	227,053
Toyota Boshoku Corp.	71,100	980,213

		1,207,266
Automobiles 0.3%
Daihatsu Motor Co., Ltd.	49,100	899,815
Distributors 0.2%
Jardine Cycle & Carriage Ltd.	30,000	845,322
Hotels, Restaurants & Leisure 0.9%
Compass Group PLC	120,000	1,808,652
Whitbread PLC	25,000	1,459,310

		3,267,962
Internet & Catalog Retail 0.2%
Ocado Group PLC	125,000	836,713
Leisure Equipment & Products 1.3%
Nikon Corp.	48,200	912,807
Smith & Wesson Holding Corp.	131,990	1,560,122
Sturm, Ruger & Co., Inc.	28,550	2,196,351

		4,669,280
Multiline Retail 0.2%
Golden Eagle Retail Group Ltd.	457,000	615,174
Specialty Retail 1.3%
AutoNation, Inc.	12,800	627,712
Fast Retailing Co., Ltd.	7,600	2,885,347
Zumiez, Inc.	41,231	1,144,985

		4,658,044
Consumer Staples 4.1%
Food & Staples Retailing 0.9%
Greggs PLC	225,000	1,626,711
Sysco Corp.	46,800	1,573,884

		3,200,595
Food Products 1.9%
Associated British Foods PLC	40,000	1,500,373
Nissin Foods Holdings Co., Ltd.	45,600	1,835,861
Unilever PLC	35,000	1,417,014
Yamazaki Baking Co., Ltd.	172,000	1,773,037

		6,526,285
Household Products 0.7%
Colgate-Palmolive Co.	15,650	1,029,926
Unicharm Corp.	22,100	1,399,764

		2,429,690
Personal Products 0.6%
Dr Ci:Labo Co., Ltd.	555	1,903,956
Energy 1.7%
Energy Equipment & Services 0.8%
Diamond Offshore Drilling, Inc.	22,380	1,343,919
FMC Technologies, Inc.	29,680	1,427,608

		2,771,527
Oil, Gas & Consumable Fuels 0.9%
Kinder Morgan, Inc.	38,670	1,374,332
Koninklijke Vopak NV	20,100	1,202,209
Ultra Petroleum Corp.	28,700	587,489

		3,164,030
Financials 8.0%
Capital Markets 2.1%
Federated Investors, Inc. "B"	67,060	1,830,067
Janus Capital Group, Inc.	125,640	1,366,963
Legg Mason, Inc.	52,760	2,063,444
Macquarie Group Ltd.	40,837	2,013,293

		7,273,767
Commercial Banks 4.0%
Banco Santander SA	112,353	996,301
Hang Seng Bank Ltd.	85,900	1,399,128
HSBC Holdings PLC	126,000	1,404,277
National Australia Bank Ltd.	44,613	1,404,185
Oversea-Chinese Banking Corp., Ltd.	97,000	807,486
Resona Holdings, Inc.	259,000	1,286,088
Senshu Ikeda Holdings, Inc.	422,700	1,976,645
Shiga Bank Ltd.	214,000	1,123,891
Svenska Handelsbanken AB "A"	30,300	1,407,209
United Overseas Bank Ltd.	38,000	634,008
Valley National Bancorp.	65,010	659,852
Wells Fargo & Co.	23,025	1,013,561

		14,112,631
Consumer Finance 0.4%
AEON Financial Service Co., Ltd.	53,900	1,499,878
Diversified Financial Services 0.6%
CBOE Holdings, Inc.	18,940	990,183
CME Group, Inc.	14,890	1,220,236

		2,210,419
Insurance 0.7%
Tokio Marine Holdings, Inc.	51,400	1,709,473
Unum Group	26,360	884,905

		2,594,378
Thrifts & Mortgage Finance 0.2%
New York Community Bancorp., Inc.	41,160	679,963
Health Care 5.5%
Biotechnology 1.4%
Aegerion Pharmaceuticals, Inc.	15,141	1,073,951
Amgen, Inc.	10,560	1,204,685
Celgene Corp.	6,440	1,041,799
Regeneron Pharmaceuticals, Inc.	2,970	872,764
Seattle Genetics, Inc.	18,090	743,318

		4,936,517
Health Care Equipment & Supplies 0.5%
St. Jude Medical, Inc.	29,850	1,743,837
Health Care Providers & Services 1.9%
Amedisys, Inc.	39,360	640,781
Chemed Corp.	22,690	1,768,232
DaVita HealthCare Partners, Inc.	10,150	604,432
Laboratory Corp. of America Holdings	10,930	1,113,221
Owens & Minor, Inc.	43,100	1,645,127
Patterson Companies, Inc.	18,970	787,065

		6,558,858
Pharmaceuticals 1.7%
Eli Lilly & Co.	37,440	1,880,237
GlaxoSmithKline PLC	53,200	1,406,150
Johnson & Johnson	18,190	1,721,865
Teva Pharmaceutical Industries Ltd. (ADR)	22,100	900,796

		5,909,048
Industrials 6.6%
Aerospace & Defense 0.4%
Chemring Group PLC	200,000	697,283
Rolls-Royce Holdings PLC	33,000	665,556

		1,362,839
Air Freight & Logistics 0.9%
Forward Air Corp.	34,020	1,469,664
Yamato Holdings Co., Ltd.	69,400	1,473,802

		2,943,466
Commercial Services & Supplies 0.9%
Edenred	19,040	685,921
HNI Corp.	17,400	689,736
Mitie Group PLC	325,000	1,656,676

		3,032,333
Construction & Engineering 1.4%
Carillion PLC	325,000	1,602,365
Comfort Systems U.S.A., Inc.	48,520	994,660
MYR Group, Inc.	33,670	855,555
Taisei Corp.	340,000	1,549,545

		5,002,125
Electrical Equipment 0.4%
ABB Ltd. (ADR)	50,000	1,277,500
Machinery 1.1%
Deere & Co.	18,530	1,560,967
Fenner PLC	139,000	1,018,152
Vallourec SA	20,030	1,134,834

		3,713,953
Professional Services 0.6%
Experian PLC	37,600	693,519
Intertek Group PLC	30,000	1,488,387

		2,181,906
Road & Rail 0.6%
Norfolk Southern Corp.	9,720	852,347
Odakyu Electric Railway Co., Ltd.	125,000	1,113,669

		1,966,016
Trading Companies & Distributors 0.3%
Fastenal Co.	24,960	1,161,389
Information Technology 7.8%
Communications Equipment 0.3%
QUALCOMM, Inc.	14,400	1,059,552
Computers & Peripherals 0.7%
SanDisk Corp.	17,140	1,168,091
Wacom Co., Ltd.	162,100	1,135,805

		2,303,896
Electronic Equipment, Instruments & Components 0.5%
Sunny Optical Technology Group Co., Ltd.	900,000	848,485
Tech Data Corp.	18,420	954,893

		1,803,378
Internet Software & Services 2.0%
NetEase, Inc. (ADR)	15,100	1,084,331
OpenTable, Inc.	17,400	1,454,118
Pandora Media, Inc.	39,530	1,122,652
Trulia, Inc.	43,380	1,489,669
Zillow, Inc. "A"	22,090	1,736,716

		6,887,486
IT Services 0.7%
International Business Machines Corp.	5,525	992,732
Jack Henry & Associates, Inc.	12,630	717,005
Paychex, Inc.	16,070	702,741

		2,412,478
Office Electronics 0.3%
Canon, Inc.	26,500	879,023
Semiconductors & Semiconductor Equipment 2.6%
Applied Materials, Inc.	50,900	880,570
Atmel Corp.	167,900	1,284,435
Intel Corp.	77,590	1,849,745
Linear Technology Corp.	27,580	1,173,529
Micron Technology, Inc.	71,530	1,509,283
Siliconware Precision Industries Co. (ADR)	132,400	775,864
Texas Instruments, Inc.	20,920	899,560
United Microelectronics Corp. (ADR)	288,700	580,287

		8,953,273
Software 0.7%
FactSet Research Systems, Inc.	7,220	815,860
Globo PLC	500,000	537,033
Oracle Corp.	29,900	1,055,171

		2,408,064
Materials 0.4%
Chemicals 0.4%
E.I. du Pont de Nemours & Co.	20,460	1,255,835
Telecommunication Services 1.5%
Diversified Telecommunication Services 0.9%
Nippon Telegraph & Telephone Corp.	32,600	1,637,870
Telstra Corp., Ltd.	134,045	617,302
Verizon Communications, Inc.	20,050	994,881

		3,250,053
Wireless Telecommunication Services 0.6%
M1 Ltd.	186,000	485,851
NTT DoCoMo, Inc.	106,800	1,710,197

		2,196,048
Utilities 0.3%
Gas Utilities 0.3%
Hong Kong & China Gas Co., Ltd.	504,000	1,189,726

Total Common Stocks (Proceeds $136,981,022)		141,755,294
Preferred Stock Sold Short 0.0%
Rolls-Royce Holdings PLC “C” (Proceeds $4,607)	2,838,000	4,645
Exchange-Traded Fund Sold Short 0.5%
Nikkei 225 Fund (Proceeds $1,660,829)	11,027	1,719,942

Total Positions Sold Short (Proceeds $138,646,458)		143,479,881

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Non-income producing security.
(a)	All or a portion of these securities are pledged as collateral for short sales.
(b)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

ADR: American Depositary Receipt

At November 30, 2013, open futures contracts sold were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Value ($)	Unrealized (Depreciation) ($)

CAC 40 10 Euro	EUR	12/20/2013	91	5,298,503	(49,623)
DAX Index	EUR	12/20/2013	19	6,072,801	(425,529)
Hang Seng Index	HKD	12/30/2013	14	2,159,868	(16,559)
SGX MSCI Singapore Index	SGD	12/30/2013	22	1,290,849	(7,082)
Nikkei 225	JPY	12/12/2013	22	3,380,815	(221,802)
S&P 500 E-mini Index	USD	12/20/2013	1,562	140,900,210	(8,940,104)
ASX SPI 200 Index	AUD	12/19/2013	11	1,335,121	(18,816)
TOPIX Index	JPY	12/12/2013	28	3,451,306	(90,898)
Total unrealized depreciation					(9,770,413)

At November 30, 2013, open total return swap contracts were as follows:

Reference Entity	Expiration Date	Financing Rate	Shares	Notional Amount ($)	Unrealized (Depreciation) ($)

Short Positions††

Samsung Electro-Mechanics Co., Ltd.	8/19/2014	1 Month LIBOR –0.5%	5,573	430,7991	(77)

††
The Fund makes payments on any positive monthly return of the reference entity, net of the applicable financing rate. The Fund receives payments on any negative monthly return of the reference entity, net of the applicable financing rate.

Counterparty:
1	Credit Suisse
LIBOR: London InterBank Offered Rate

As of November 30, 2013, the Fund had the following open forward foreign currency exchange contracts:

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation ($)	Counterparty

USD	675,920	EUR	498,432	2/27/2014	1,260	JPMorgan Chase Securities, Inc.
HKD	23,980,720	USD	3,093,815	2/27/2014	120	JPMorgan Chase Securities, Inc.
JPY	1,081,157,756	USD	10,639,655	2/27/2014	78,078	JPMorgan Chase Securities, Inc.
SGD	1,638,872	USD	1,308,627	2/27/2014	2,689	JPMorgan Chase Securities, Inc.
AUD	1,675,188	USD	1,524,086	2/27/2014	6,390	JPMorgan Chase Securities, Inc.
Total unrealized appreciation					88,537

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Depreciation ($)	Counterparty

DKK	16,210,269	USD	2,938,869	2/27/2014	(15,862)	JPMorgan Chase Securities, Inc.
CHF	1,607,222	USD	1,764,317	2/27/2014	(10,165)	JPMorgan Chase Securities, Inc.
EUR	4,476,280	USD	6,047,620	2/27/2014	(33,944)	JPMorgan Chase Securities, Inc.
GBP	3,862,408	USD	6,237,637	2/27/2014	(80,200)	JPMorgan Chase Securities, Inc.
SEK	24,015,019	USD	3,643,466	2/27/2014	(13,232)	JPMorgan Chase Securities, Inc.
Total unrealized depreciation					(153,403)

Currency Abbreviations

AUD	Australian Dollar	HKD	Hong Kong Dollar
CHF	Swiss Franc	JPY	Japanese Yen
DKK	Danish Krone	SEK	Swedish Krona
EUR	Euro	SGD	Singapore Dollar
GBP	Great British Pound	USD	United States Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of November 30, 2013 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks(c)	$196,987,764	$103,656,043	$—	$300,643,807
Rights	21,895	—	—	21,895
Short-Term Investments	35,306,380	—	—	35,306,380
Derivatives(d)
Forward Foreign Currency Exchange Contracts	—	88,537	—	88,537
Total	$232,316,039	$103,744,580	$—	$336,060,619

Liabilities
Investments Sold Short, at Value(c)	$(77,683,943)	$(65,795,938)	$—	$(143,479,881)
Derivatives(d)
Futures Contracts	(9,770,413)	—	—	(9,770,413)
Total Return Swap Contracts	—	(77)	—	(77)
Forward Foreign Currency Exchange Contracts	—	(153,403)	—	(153,403)
Total	$(87,454,356)	$(65,949,418)	$—	$(153,403,774)

There have been no transfers between fair value measurement levels during the period ended November 30, 2013.
(c)	See Investment Portfolio for additional detailed categorizations.
(d)	Derivatives include unrealized appreciation (depreciation) on futures contracts, total return swap contracts and forward foreign currency exchange contracts.

Derivatives

The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of November 30, 2013 categorized by the primary underlying risk exposure.

Primary Underlying Risk Disclosure	Futures	Swaps	Forward Currency Contracts
Equity Contracts	$(9,770,413)	$—	$—
Interest Rate Contracts	$—	$(77)	$—
Foreign Exchange Contracts	$—	$—	$(64,866)

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Diversified Market Neutral Fund, a series of DWS Market Trust

By:	/s/Brian E. Binder Brian E. Binder President

Date:	January 22, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	January 22, 2014

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	January 22, 2014